Indebtedness (Details) - Schedule of future minimum principal payments due on the notes payable $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum principal payments due on the notes payable [Abstract]
2021	$ 199
2022	198
2023	119
2024	123
2025	128
Thereafter	1,422
Total	$ 2,189